Allowance for Loan and Lease Losses - Credit Risk Profiles (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) factor	Dec. 31, 2015 USD ($) factor	Dec. 31, 2014 USD ($)
Credit quality
Percentage of loans sold with no recourse to not be subject to grading	100.00%	100.00%
Number of risk factors in internal loan rating system | factor	8	8
Loans and leases	$ 11,396,555	$ 10,722,030	$ 10,023,590
Loss
Credit quality
Loans and leases	0	0	0
Commercial Lending
Credit quality
Loans and leases	6,239,675	5,788,042	5,458,966
Commercial Lending | Pass
Credit quality
Loans and leases	6,126,372	5,680,104	5,265,893
Commercial Lending | Special mention
Credit quality
Loans and leases	74,262	71,585	134,327
Commercial Lending | Substandard
Credit quality
Loans and leases	37,088	32,076	51,703
Commercial Lending | Doubtful
Credit quality
Loans and leases	1,953	4,277	7,043
Commercial and Industrial
Credit quality
Loans and leases	3,265,291	3,057,455	2,697,142
Commercial and Industrial | Pass
Credit quality
Loans and leases	3,203,811	2,995,180	2,585,545
Commercial and Industrial | Special mention
Credit quality
Loans and leases	39,980	46,097	86,878
Commercial and Industrial | Substandard
Credit quality
Loans and leases	19,710	12,220	21,848
Commercial and Industrial | Doubtful
Credit quality
Loans and leases	1,790	3,958	2,871
Commercial Real Estate
Credit quality
Loans and leases	2,311,874	2,164,448	2,047,465
Commercial Real Estate | Pass
Credit quality
Loans and leases	2,265,279	2,119,933	1,973,887
Commercial Real Estate | Special mention
Credit quality
Loans and leases	30,302	24,695	44,317
Commercial Real Estate | Substandard
Credit quality
Loans and leases	16,293	19,682	26,832
Commercial Real Estate | Doubtful
Credit quality
Loans and leases		138	2,429
Construction
Credit quality
Loans and leases	475,333	367,460	470,061
Construction | Pass
Credit quality
Loans and leases	470,459	366,695	462,628
Construction | Special mention
Credit quality
Loans and leases	3,789	765	2,854
Construction | Substandard
Credit quality
Loans and leases	1,085		3,023
Construction | Doubtful
Credit quality
Loans and leases			1,556
Lease Financing
Credit quality
Loans and leases	187,177	198,679	244,298
Lease Financing | Pass
Credit quality
Loans and leases	186,823	198,296	243,833
Lease Financing | Special mention
Credit quality
Loans and leases	191	28	278
Lease Financing | Substandard
Credit quality
Loans and leases		174
Lease Financing | Doubtful
Credit quality
Loans and leases	163	181	187
Residential and consumer
Credit quality
Loans and leases	5,156,880	4,933,988	4,564,624
Residential and consumer | Performing
Credit quality
Loans and leases	5,123,057	4,889,617	4,519,110
Residential and consumer | Nonperforming and delinquent
Credit quality
Loans and leases	33,823	44,371	45,514
Residential
Credit quality
Loans and leases	3,687,660	3,532,427	3,338,021
Residential | Performing
Credit quality
Loans and leases	3,673,122	3,507,756	3,311,676
Residential | Nonperforming and delinquent
Credit quality
Loans and leases	14,538	24,671	26,345
Consumer
Credit quality
Loans and leases	1,469,220	1,401,561	1,226,603
Consumer loans | Consumer
Credit quality
Loans and leases	231,969	238,898	191,098
Consumer loans | Consumer | Performing
Credit quality
Loans and leases	228,882	236,207	187,856
Consumer loans | Consumer | Nonperforming and delinquent
Credit quality
Loans and leases	3,087	2,691	3,242
Consumer - Auto
Credit quality
Loans and leases			680,797
Consumer - Auto | Performing
Credit quality
Loans and leases			669,441
Consumer - Auto | Nonperforming and delinquent
Credit quality
Loans and leases			11,356
Consumer - Auto | Consumer
Credit quality
Loans and leases	902,011	807,957
Consumer - Auto | Consumer | Performing
Credit quality
Loans and leases	889,611	794,692
Consumer - Auto | Consumer | Nonperforming and delinquent
Credit quality
Loans and leases	12,400	13,265
Credit Cards
Credit quality
Loans and leases			354,708
Credit Cards | Performing
Credit quality
Loans and leases			350,137
Credit Cards | Nonperforming and delinquent
Credit quality
Loans and leases			$ 4,571
Credit Cards | Consumer
Credit quality
Loans and leases	335,240	354,706
Credit Cards | Consumer | Performing
Credit quality
Loans and leases	331,442	350,962
Credit Cards | Consumer | Nonperforming and delinquent
Credit quality
Loans and leases	$ 3,798	$ 3,744